Stock Incentive Plans (Stock Option Activity) (Detail 1) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Shares
Outstanding, beginning balance	1,084,106	284,829	284,829
Options Issued	232,000	1,039,000
Forfeited/Expired		(239,723)
Outstanding, ending balance	1,316,106	1,084,106	284,829
Exercisable	293,856	179,106	246,559
Weighted Average Exercise Price
Outstanding, beginning balance	$ 5.52	$ 39.46	$ 39.46
Options Issued	0.63	1.07
Forfeited/Expired		18.02
Outstanding, ending balance	4.66	5.52	$ 39.46
Exercisable	$ 17.34	$ 28.06	$ 45.28